Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic earnings per share:
Numerator:
Net income	142,053	314,109	270,988	477,692	444,916	68,684	545,733	84,247
Denominator:
Weighted average ordinary shares outstanding	31,109,214	68,788,940	38,633,284	68,102,019	50,403,077	50,403,077	61,824,328	61,824,328

Basic earnings per share	4.57	4.57	7.01	7.01	8.83	1.36	8.83	1.36

Diluted earnings per share:
Numerator:
Net income	155,394	300,768	296,797	451,883	461,052	71,174	529,597	81,757
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	300,768	—	451,883	—	529,597	81,757	—	—

Net income	456,162	300,768	748,680	451,883	990,649	152,931	529,597	81,757

Denominator:
Weighted average ordinary shares outstanding	31,109,214	68,788,940	38,633,284	68,102,019	50,403,077	50,403,077	61,824,328	61,824,328
Conversion of Class B into Class A ordinary shares (Note 15)	68,788,940	—	68,102,019	—	61,824,328	61,824,328	—	—
Dilutive effect of share-based awards	4,431,072	—	6,096,282	—	3,419,421	3,419,421	—	—

Weighted-average number of shares outstanding- diluted	104,329,226	68,788,940	112,831,585	68,102,019	115,646,826	115,646,826	61,824,328	61,824,328

Diluted earnings per share	4.37	4.37	6.64	6.64	8.57	1.32	8.57	1.32